                               NATIONS FUNDS TRUST
                            All share classes of the:
                               Money Market Funds
                                   Stock Funds
                        International/Global Stock Funds
                                   Index Funds
                        Government & Corporate Bond Funds
                              Municipal Bond Funds
                           State Municipal Bond Funds
                           Nations LifeGoal Portfolios

                                       AND

                         NATIONS SEPARATE ACCOUNT TRUST
                                 All Portfolios

                         NATIONS MASTER INVESTMENT TRUST
                              All Master Portfolios

                           (collectively, the "Funds")

                        SUPPLEMENT DATED FEBRUARY 4, 2005
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2004, AS SUPPLEMENTED

         The Statements of Additional Information for the Funds are hereby supplemented as shown below. To the extent that any of the following disclosure modifies or is otherwise inconsistent with any disclosure provided in the current Statements of Additional Information, the disclosure in this supplement supersedes that disclosure.

   -- The following information should replace the information current disclosed under the heading "MANAGEMENT OF THE TRUST - Trustees and Principal Officers."

         The following table provides basic information about the Trustees and principal Officers of the Trust. No person shall be qualified to stand for election or appointment as a Trustee if such person has already reached the age of 72. Each Trustee shall retire from service on the Board no later than the end of the calendar year in which such Trustee reaches age 72, provided that any Trustee may continue to serve for successive annual periods thereafter upon the vote of a majority of the other Trustees.

         In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the Interested Trustees. The address of each Trustee and principal Officer is: c/o Nations Funds, 101 South Tryon Street, 33rd Floor, Charlotte, NC 28255.

                           TERM OF                                              NUMBER
                           OFFICE AND                                           OF FUNDS
NAME AND AGE               LENGTH OF                                            IN FUND
POSITION HELD WITH THE     TIME         PRINCIPAL OCCUPATION(s) DURING THE      COMPLEX    OTHER DIRECTORSHIPS HELD BY
TRUSTS                     SERVED       PAST FIVE YEARS                         OVERSEEN   TRUSTEE

                                                  INDEPENDENT TRUSTEES

Edmund L. Benson, III      Indefinite   President and Treasurer, Saunders &     78         Director - Saunders &
Age: 67                    term;        Benson, Inc. (insurance)                           Benson, Inc. (insurance) and
Trustee (all Trusts)       Trustee                                                         Insurance Managers Inc.
                           (all                                                            (insurance)
                           Trusts)
                           since 1999

                           TERM OF                                              NUMBER
                           OFFICE AND                                           OF FUNDS
NAME AND AGE               LENGTH OF                                            IN FUND
POSITION HELD WITH THE     TIME         PRINCIPAL OCCUPATION(s) DURING THE      COMPLEX    OTHER DIRECTORSHIPS HELD BY
TRUSTS                     SERVED       PAST FIVE YEARS                         OVERSEEN   TRUSTEE

Edward J. Boudreau, Jr.    Indefinite   Managing Director - E.J. Boudreau &     78         Trustee - The Museum of
Age: 60                    term;        Associates (consulting), through                   Science, Boston; Advisory
Trustee (Nations Funds     Trustee      current; Chairman and Chief Executive              Board Member - Perennial
Trust only)                (Nations     Officer - John Hancock Funds (mutual               Capital Advisors
                           Funds Trust  funds), from 1989 to 2000
                           only) since
                           January 2005

William P. Carmichael      Indefinite   Retired; Senior Managing Director -     79         Director - Cobra Electronics
Age: 61                    term;        The Succession Fund (a company formed              Corporation (electronic
Trustee and Chairman of    Trustee      to advise and buy family owned                     equipment manufacturer),
the Board (all Trusts)     (all Trusts) companies), from 1998 to April 2001                Rayovac Corp. (batteries)
                           since 1999                                                      (apparel); and Chairman of
                                                                                           the Board and Director -
                                                                                           Hatteras Income Securities,
                                                                                           Inc. ("Hatteras")

William H. Grigg           Indefinite   Retired; Chairman Emeritus, since       79         Director  - The Shaw Group,
Age: 72                    term;        July 1997, Chairman and Chief                      Inc., Kuhlman Electric Corp.
Trustee (all Trusts)       Trustee      Executive Officer, to July 1997 -                  (transformer manufacturer),
                           (all Trusts) Duke Power Co.                                     Faison Enterprises (real
                           since 1999                                                      Piedmont Natural Gas;
                                                                                           Director and Vice Chairman -
                                                                                           Aegis Insurance Services,
                                                                                           Ltd. (a mutual fund
                                                                                           insurance company in
                                                                                           Bermuda); and Director -
                                                                                           Hatteras

William A. Hawkins         Indefinite   President, Retail Banking - IndyMac     78         Vice Chairman - San Gabriel
Age: 62                    term;        Bancorp, Inc., from September 1999 to              Valley Red Cross; Director -
Trustee (Nations Funds     Trustee      August 2003                                        Leadership Pasadena and
Trust only)                (Nations                                                        Operation Hope; and Trustee
                           Funds Trust                                                     - The Chandler School
                           only) since
                           January 2005

R. Glenn Hilliard          Indefinite   Chairman and Chief Executive Officer    78         Director - Conseco, Inc.
Age: 61                    term;        - Hilliard Group LLC (investing and                (insurance), Alea Group
Trustee (Nations Funds     Trustee      consulting), from April 2003 through               Holdings (Bermuda), Ltd.
Trust only)                (Nations     current; Chairman and Chief Executive              (insurance), Piedmont
                           Funds Trust  Officer - ING Americas, from 1999 to               Medical Center, and High
                           only) since  April 2003; and Executive Chairman -               Museum of Art, Atlanta; and
                           January 2005 Conseco, Inc. (insurance), from                    President and Director -
                                        September 2004 through current                     Clemson University Foundation

Thomas F. Keller           Indefinite   R.J. Reynolds Industries Professor of   79         Director - Wendy's
Age: 73                    term;        Business Administration - Fuqua                    International, Inc.
Trustee (all Trusts)       Trustee      School of Business, Duke University,               (restaurant operating and
                           (all         since July 1974; Dean - Fuqua School               franchising), Dimon, Inc.
                           Trusts)      of Business Europe, Duke University,               (tobacco) and Biogen, Inc.
                           since 1999   from July 1999 to June 2001                        (pharmaceutical
                                                                                           biotechnology); and Director
                                                                                           - Hatteras

Carl E. Mundy, Jr.         Indefinite   President and Chief Executive Officer   78         Chairman and Trustee - Board
Age: 69                    term;        - Worldwide USO, from May 1996 to May              of Trustees, Marine Corps
Trustee (all Trusts)       Trustee      2000; Commandant - United States                   University Foundation;
                           (all         Marine Corps, from July 1991 to July               Director - Schering-Plough
                           Trusts)      1995; Member - Board of Advisors to                (pharmaceuticals and health
                           since 1999   the Comptroller General of the United              care products) and General
                                        States                                             Dynamics Corporation
                                                                                           (defense systems)

                                       2

                           TERM OF                                              NUMBER
                           OFFICE AND                                           OF FUNDS
NAME AND AGE               LENGTH OF                                            IN FUND
POSITION HELD WITH THE     TIME         PRINCIPAL OCCUPATION(s) DURING THE      COMPLEX    OTHER DIRECTORSHIPS HELD BY
TRUSTS                     SERVED       PAST FIVE YEARS                         OVERSEEN   TRUSTEE

Minor M. Shaw              Indefinite   President - Micco Corporation and       78         Board Member - Piedmont
Age: 57                    term;        Mickel Investment Group                            Natural Gas; Chairman and
Trustee (all Trusts)       Trustee                                                         Trustee - The Daniel-Mickel
                           (all                                                            Foundation of South
                           Trusts)                                                         Carolina; Vice-Chairman and
                           since 2003                                                      Trustee - Greenville-Spartanburg
                                                                                           Airport Commission;
                                                                                           Trustee - Duke Endowment,
                                                                                           The Hollingsworth Funds,
                                                                                           The Belle Baruch Foundation and
                                                                                           the South Carolina Foundation
                                                                                           for Independent Colleges;
                                                                                           Chairman - Urban League of the
                                                                                           Upstate; Board Member -
                                                                                           United Way of Greenville County
                                                                                           and United Way of South Carolina

Charles B. Walker          Indefinite   Retired; Vice Chairman and Chief        78         Director - Ethyl Corporation
Age: 66                    term;        Financial Officer - Albemarle                      (chemical manufacturing)
Trustee (all Trusts)       Trustee      Corporation (chemical manufacturing)
                           (all         through February 2003
                           Trusts)
                           since 1999

                                              NON-INDEPENDENT TRUSTEES(1)

James B. Sommers           Indefinite   Retired                                 78         Chairman Emeritus - Central
Age: 65                    term;                                                           Piedmont Community College
Trustee (all Trusts)       Trustee                                                         Foundation; Board of
                           (all                                                            Commissioners, Charlotte/
                           Trusts)                                                         Mecklenberg Hospital
                           since 1999                                                      Authority and Carolina Pad &
                                                                                           Paper Company; and Trustee -
                                                                                           Mint Museum of Art

Thomas S. Word, Jr.        Indefinite   Partner - McGuire, Woods, Battle &      78         Director - Vaughan-Bassett
Age: 66                    term;        Boothe LLP (law firm)                              Furniture Company, Inc.
Trustee (all Trusts)       Trustee                                                         (furniture) and Bassett
                           (all                                                            Mirror Company (glass
                           Trusts)                                                         furniture)
                           since 1999

                                                   PRINCIPAL OFFICERS

Christopher L. Wilson      Indefinite   President and Chief Executive Officer   n/a        n/a
Age: 47                    Term;        - the Trusts and Hatteras, since
President and Chief        President    January 2005; President - Columbia
Executive Officer (all     and Chief    Funds, Liberty Funds and Stein Roe
Trusts)                    Executive    Funds, since October 2004; Senior
                           Officer      Vice President - Columbia Management
                           (all         Advisors, Inc., Columbia Funds
                           Trusts)      Distributor, Inc. and BACAP
                           since        Distributors, since January 2005;
                           January      Managing Director - BACAP, since
                           2005         January 2005; Director - Columbia
                                        Funds Services, Inc., since January
                                        2005; President and Chief Executive
                                        Officer - CDC IXIS AM Services, Inc.
                                        (asset management), from September
                                        1998 through August 2004; and a
                                        senior officer or director of various
                                        other Bank of America-affiliated
                                        entities, including other registered
                                        and unregistered funds

                           TERM OF                                              NUMBER
                           OFFICE AND                                           OF FUNDS
NAME AND AGE               LENGTH OF                                            IN FUND
POSITION HELD WITH THE     TIME         PRINCIPAL OCCUPATION(s) DURING THE      COMPLEX    OTHER DIRECTORSHIPS HELD BY
TRUSTS                     SERVED       PAST FIVE YEARS                         OVERSEEN   TRUSTEE

J. Kevin Connaughton       Indefinite   Treasurer and Chief Financial Officer   n/a        n/a
Age: 40                    term;        - the Trusts and Hatteras, since
Treasurer and Chief        Treasurer    January 2005; Treasurer - Columbia
Financial Officer (all     and Chief    Funds, since October 2003, and the
Trusts)                    Financial    Liberty Funds, Stein Roe Funds and
                           Officer      Liberty All-Star Funds, since
                           (all         December 2000; Vice-President -
                           Trusts)      Columbia Management Advisors, Inc.,
                           since        since April 2003; President -
                           January      Columbia Funds, Liberty Funds and
                           2005         Stein Roe Funds, from February 2004
                                        to October 2004; Chief Accounting
                                        Officer and Controller - Liberty Funds
                                        and Liberty All-Star Funds, from
                                        February 1998 to October 2000; Treasurer
                                        - Galaxy Funds, since September 2002;
                                        Treasurer, from December 2002 to
                                        December 2004, and President, from
                                        February 2004 to December 2004 -
                                        Columbia Management Multi-Strategy Hedge
                                        Fund, LLC; Vice President - Colonial
                                        Management Associates, Inc., from
                                        February 1998 to October 2000; and a
                                        senior officer of various other Bank of
                                        America-affiliated entities, including
                                        other registered and unregistered funds

Mary Joan Hoene            Indefinite   Senior Vice-President and Chief         n/a        n/a
Age: 55                    term;        Compliance Officer - the Trusts and
Senior Vice President      Senior       Hatteras, since August 2004; Senior
and Chief Compliance       Vice-        Vice President and Chief Compliance
Officer (all Trusts)       President    Officer - Columbia Funds, Liberty
                           and Chief    Funds, Stein Roe Funds and Liberty
                           Compliance   All-Star Funds, since August 2004;
                           Officer      Partner - Carter, Ledyard & Milburn LLP,
                           (all Trusts) from January 2001 to August 2004;
                           since        Counsel - Carter, Ledyard & Milburn LLP,
                           August 2004  from November 1999 to December 2000;
                                        Vice President and Counsel - Equitable
                                        Life Assurance Society of the
                                        United States, from April 1998 to
                                        November 1999; and a senior officer of
                                        various other Bank of America-affiliated
                                        entities, including other registered and
                                        unregistered funds

Robert B. Carroll          Indefinite   Secretary - the Trusts since January    n/a        n/a
Age: 44                    term;        2003 and Hatteras since 1997; Chief
Secretary and Chief        Secretary    Legal Officer  - each of the above
Legal Officer (all         since        entities, since August 2003;
Trusts)                    2003,        Associate General Counsel - Bank of
                           Chief        America Corporation, since 1999;
                           Legal        Assistant General Counsel - Bank of
                           Officer      America Corporation from 1996 to
                           (all         1999.
                           Trusts)
                           since
                           August 2003

Michael Clarke             Indefinite   Assistant Treasurer and Chief           n/a        n/a
Age: 34                    term;        Accounting Officer - the Trusts and
Assistant Treasurer and    Assistant    Hatteras, since January 2005; Chief
Chief Accounting Officer   Treasurer    Accounting Officer - Columbia Funds,
(all Trusts)               and Chief    Liberty Funds and Liberty All-Star
                           Accounting   Funds, since October 2004;
                           Officer      Controller, from May 2004 to October
                           (all         2004, and Assistant Treasurer, from
                           Trusts)      June 2002 to May 2004 - Columbia
                           since        Funds, Liberty Funds and Liberty
                           January      All-Star Funds; Vice-President,
                           2005         Product Strategy & Development -
                                        Liberty Funds Group from February 2001
                                        to June 2002; Assistant Treasurer -
                                        Liberty Funds and the Liberty All-Star
                                        Funds, from August 1999 to February
                                        2001; Audit Manager - Deloitte & Touche
                                        LLP, from May 1997 to August 1999.

                           TERM OF                                              NUMBER
                           OFFICE AND                                           OF FUNDS
NAME AND AGE               LENGTH OF                                            IN FUND
POSITION HELD WITH THE     TIME         PRINCIPAL OCCUPATION(s) DURING THE      COMPLEX    OTHER DIRECTORSHIPS HELD BY
TRUSTS                     SERVED       PAST FIVE YEARS                         OVERSEEN   TRUSTEE

Jeffrey R. Coleman         Indefinite   Assistant Treasurer and Controller -    n/a        n/a
Age: 35                    term;        the Trusts and Hatteras, since
Assistant Treasurer and    Assistant    January 2005; Director, Financial
Controller (all Trusts)    Treasurer    Reporting and Fund Treasury -
                           and          Columbia Management Group, since
                           Controller   October 2004; Vice President - CDC
                           (all         IXIS AM Services, Inc., since
                           Trusts)      February 2002; Deputy Treasurer - CDC
                           since        Nvest Fund, Loomis Sayles Funds and
                           January      the AEW Real Estate Income Fund,
                           2005         since February 2002; and Assistant
                                        Treasurer - AEW Real Estate Income Fund,
                                        from August 2000 to February 2002.

----------------

(1) Basis of Interestedness. Mr. Sommers owns securities of Bank of America Corporation, the parent holding company of BACAP. Mr. Word is affiliated with a law firm which provides services to Bank of America and certain of its affiliates.











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